       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 13, 2000
                                                               File No. 33-42484
                                                              File No. 811-06400


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 41          /X/
                                      AND
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 42                  /X/

                        THE ADVISORS' INNER CIRCLE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                JAMES R. FOGGO
                              C/O SEI CORPORATION
                           OAKS, PENNSYLVANIA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  Copies to:
                           THOMAS P. LEMKE, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                              1800 M STREET N.W.
                            WASHINGTON, D.C. 20036

--------------------------------------------------------------------------------
   It is proposed that this filing become effective (check appropriate box)

            / /  immediately upon filing pursuant to paragraph (b)
            / /  on [date] pursuant to paragraph (b)
            / /  60 days after filing pursuant to paragraph (a)
            /X/  75 days after filing pursuant to paragraph (a)
            / /  on [date] pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------

                                                 The Advisors' Inner Circle Fund

The Sterling Partners' Portfolios
Prospectus                                                     February 28, 2001

                                   Sterling Partners Small Cap Value Portfolio
                                   Sterling Partners Balanced Portfolio





       The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY.................................................1

  WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS?...........1
  WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIOS?.1
  WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIOS?.................2
  HOW HAVE THE PORTFOLIOS PERFORMED?..............................2
  WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIOS?...............5

INVESTING WITH THE STERLING PARTNERS' PORTFOLIOS..................7

  BUYING SHARES...................................................7
  REDEEMING SHARES................................................8
  EXCHANGING SHARES...............................................8
  TRANSACTION POLICIES............................................9

ACCOUNT POLICIES.................................................12

  SMALL ACCOUNTS.................................................12
  DISTRIBUTIONS..................................................12
  FEDERAL TAXES..................................................12

PORTFOLIO DETAILS................................................14

  PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS..............14
  OTHER INVESTMENT PRACTICES AND STRATEGIES......................17
  INVESTMENT MANAGEMENT..........................................18
  SHAREHOLDER SERVICING ARRANGEMENTS.............................19

FINANCIAL HIGHLIGHTS.............................................20

  SMALL CAP VALUE PORTFOLIO......................................20
  BALANCED PORTFOLIO.............................................21

PORTFOLIO SUMMARY

WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

    Listed below are the investment objectives of the portfolios. The portfolios cannot guarantee they will meet their investment objectives. A portfolio may not change its investment objective without shareholder approval.

Small Cap Value Portfolio

    The Small Cap Value Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities of smaller companies, in terms of market capitalization.

Balanced Portfolio

    The Balanced Portfolio seeks to provide maximum long-term return consistent with reasonable risk to principal, by investing in a balanced portfolio of common stocks and fixed-income securities.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

    This section summarizes the principal investment strategies of the portfolios. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS."

Small Cap Value Portfolio

    The Small Cap Value Portfolio normally seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations of $1 billion or less.

    The Adviser selects individual equity securities for the portfolio using an approach that is designed to identify equities priced at a discount from the estimated value of their underlying businesses. The Adviser intends to fully invest the portfolio and normally expects that cash reserves will represent a relatively small portion of the portfolio's assets (generally 10% or less).

Balanced Portfolio

    The Balanced Portfolio typically seeks to achieve its objective by investing approximately 60% of its assets in equity securities and 40% in debt securities and cash. While the portfolio may invest in companies of any size, it expects to invest the majority of its equity assets in companies with market capitalizations over $500 million. The Adviser selects equity securities for the portfolio using the same approach that it uses for the Small Cap Value Portfolio. The debt portion of the portfolio will primarily consist of investment-grade debt securities. The Adviser selects debt securities for the portfolio using a three-step approach that emphasizes quality and capital appreciation.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

    This section summarizes the principal risks associated with investing in the portfolios. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS."

Risks Common to the Portfolios

    As with all mutual funds, at any time, your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in a portfolio because:

    . The portfolio's investment strategy did not produce the intended results or because it did not implement its strategy properly.

    . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Small Cap Value Portfolio and Balanced Portfolio

    As with all equity funds, the risks that could affect the value of the portfolios' shares and the total return on your investment include the possibility that the equity securities held by a portfolio will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets generally, an entire industry or sector or a particular company. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

    Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

Balanced Portfolio

    As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and a portfolio's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the portfolio to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing a portfolio to reinvest the money at a lower interest rate.

    The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

HOW HAVE THE PORTFOLIOS PERFORMED?
--------------------------------------------------------------------------------

    The following information illustrates how the portfolios' performance has varied from year to year. The bar chart shows a portfolio's performance during each calendar year for the period shown in the chart. The average annual return table compares a portfolio's average annual returns to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

    The portfolios are successors to the UAM Funds Inc. Sterling Partners' Portfolios (predecessor funds), separate mutual funds managed by the Adviser prior to their reorganization into the portfolios on _____, 2001. The predecessor funds were managed by the same employees of the Adviser who currently manages the portfolios, had identical investment objectives and strategies, and charged the same fees and expenses.

Small Cap Value Portfolio

    Calendar Year Return:

    [GRAPH APPEARS HERE]


      1998          -2.86%
      1999           6.50%
      2000           x.xx%

                                             Return     Quarter Ended

    ------------------------------------------------------------------
    Highest Quarter                          XX.XX%      [xx/xx/xx]
    ------------------------------------------------------------------
    Lowest Quarter                           XX.XX%      [xx/xx/xx]


    Average Annual Returns For Periods Ended December 31, 2000

                                            1 Year      Since 1/2/97*
    ------------------------------------------------------------------
    Small Cap Value Portfolio               XX.XX%         XX.XX%
    ------------------------------------------------------------------
    Russell 2000 Index                      XX.XX%         XX.XX%

    *  Beginning of operations. Index comparisons begin on 12/31/96.

Balanced Portfolio

    Calendar Year Return

    [GRAPH APPEARS HERE]

     1992            8.70%
     1993            9.95%
     1994           -1.93%
     1995           20.67%
     1996           18.27%
     1997           18.34%
     1998            7.73%
     1999           -0.37%
     2000            x.xx%

                                             Return     Quarter Ended
    ------------------------------------------------------------------
    Highest Quarter                          XX.XX%      [xx/xx/xx]
    ------------------------------------------------------------------
    Lowest Quarter                           XX.XX%      [xx/xx/xx]

    Average Annual Returns For Periods Ended December 31, 2000

                                                                        Since
                                                     1 Year   5 Years  3/15/91*
    ---------------------------------------------------------------------------
    Balanced Portfolio                               XX.XX%    XX.XX%   XX.XX%
    ---------------------------------------------------------------------------
    S&P 500 Index                                    XX.XX%    XX.XX%   XX.XX%
    ---------------------------------------------------------------------------
    Lehman Brothers U.S. Government/Credit Index     XX.XX%    XX.XX%   XX.XX%
    ---------------------------------------------------------------------------
    Balanced Index (60% S&P 500 Index and 40%
    Lehman Brothers U.S. Government/Credit Index)    XX.XX%    XX.XX%   XX.XX%
    ---------------------------------------------------------------------------

    *  Beginning of operations. Index comparisons begin on 2/28/91.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

    The portfolios are no-load investments, which means there are no fees or charges to buy or sell their shares, to reinvest dividends or to exchange between the portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

    The portfolios have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of a portfolio.

                        Small Cap
                     Value Portfolio    Balanced Portfolio
    ----------------------------------------------------------
    Management Fee        1.00%                0.75%
    ----------------------------------------------------------
    Other Expenses       [0.50%]              [0.45%]
    ----------------------------------------------------------
    Total Annual        [1.50%*]              [1.20%]
    Fund Operating
    Expenses

    * "Other Expenses"are based on the most recent fiscal year for the predecessor funds. "Other Expenses" presented in the table above may be higher than the expenses you would actually pay as a shareholder in a portfolio. This is due to the fact that the Adviser has voluntarily agreed to limit the expenses of the portfolios to the extent necessary to keep their total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the amount presented in the table below, expressed as a percentage of the portfolio's average daily net assets. This expense limitation remains in place for the portfolios, however the Adviser may change or cancel its expense limitation at any time. ["Other Expenses" do not take into account any expense offset arrangement the Fund may have that would reduce its custodian fee based on the amount of cash the portfolio maintains with its custodian. This would also have the effect of reducing the portfolio's expenses.] In addition, the portfolios may enter into arrangements with certain broker-dealers who have agreed to pay certain portfolio expenses in return for the direction of a percentage of the portfolios' brokerage transaction. The portfolios anticipate that these arrangements will reduce operating expenses.

                         Small Cap Value      Balanced
                            Portfolio         Portfolio
       ---------------------------------------------------
       Expenses                1.25%             1.11%

Example

    This example can help you to compare the cost of investing in these portfolios to the cost of investing in other mutual funds. The example assumes you invest $10,000 in each portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year  3 Years  5 Years  10 Years
    ------------------------------------------------------------------
    Small Cap Value Portfolio       $153     $474     $818    $1,791
    ------------------------------------------------------------------
    Balanced Portfolio              $122     $381     $660    $1,455

INVESTING WITH THE STERLING PARTNERS' PORTFOLIOS

BUYING SHARES
--------------------------------------------------------------------------------
                   To open an account         To buy more shares
    -----------------------------------------------------------------
    By Mail        Send a check or money      Send a check and, if
                   order and your account     possible, the "Invest
                   application to the         by Mail" stub that
                   portfolios. Make           accompanied your
                   checks payable to          statement to the
                   "Sterling Partners'        portfolios. Be sure
                   Small Cap Value            your check identifies
                   Portfolio" or              clearly your name,
                   "Sterling Partners'        account number and the
                   Balanced Portfolio"        portfolio  into which
                   (the portfolios will       you want to invest.
                   not accept third-party
                   checks).
    -----------------------------------------------------------------
    By Wire        Call [   #   ] for an      Call [   #   ] to get a
                   account number and wire    wire control number and
                   control number. Send       wire your money to the
                   your completed account     portfolios as follows:
                   application to Sterling
                   Partners' Portfolios.
                   Wire your money to the
                   portfolios as follows:

                                 Wiring Instructions
                                   [ First Union ]
                                       ABA [#5]
                           The Advisors' Inner Circle Fund
                                    [DDA Acct. #]
                         Ref: portfolio name/account number/
                           account name/wire control number
    -----------------------------------------------------------------
    By Automatic   You may not open an        To set up a plan, mail
    Investment     account via ACH.           a completed application
    Plan (Via ACH)                            to the portfolios.
                                              To cancel or change a
                                              plan, write to the
                                              portfolios. Allow up to
                                              15 days to create the
                                              plan and 3 days to
                                              cancel or change it.
    -----------------------------------------------------------------
    Minimum        $2,500 -- regular          $100
    Investments    account
                   $500 -- IRAs
                   $250 -- spousal IRAs

                         Sterling Partners' Portfolios
                                 PO Box 219009
                          Kansas City, MO 64121-9009
                                (Toll free) [_]
                                  [web site]

REDEEMING SHARES
--------------------------------------------------------------------------------

    By Mail Send a letter signed by all registered parties on the account to the portfolio specifying:

                   .  The name of the portfolio;
                   .  The account number; and
                   .  The dollar amount or number of shares you wish
                      to redeem.
                   Certain shareholders may need to include
                   additional documents to redeem shares. Please see
                   the Statement of Additional Information (SAI) if
                   you need more information.
    ----------------------------------------------------------------
    By Telephone   You must first establish the telephone
                   redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.

                   Call [    ] to redeem your shares. Based on your
                   instructions, the portfolios will mail your
                   proceeds to you or wire them to your bank.
    ----------------------------------------------------------------
    Online         You can redeem shares on the Internet at [    ].
                   For login information, including your personal
                   identification number (PIN), please call [    ].
    ----------------------------------------------------------------
    By             If your account balance is at least $10,000, you
    Systematic     may transfer as little as $100 per month from
    Withdrawal     your portfolios account to your financial
    Plan (Via      institution.
    ACH)
                   To participate in this service, you must complete the appropriate sections of the account application and mail it to the portfolios.


EXCHANGING SHARES
--------------------------------------------------------------------------------

    At no charge, you may exchange shares of the Small Cap Value Portfolio for shares of the Balanced Portfolio by writing to or calling the Sterling Partners' Portfolios. You can also exchange shares between the portfolios on the Internet [ ]. For login information, including your personal identification number (PIN), please call [ ]. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
--------------------------------------------------------------------------------

Calculating Your Share Price

    You may buy, sell or exchange shares of a portfolio at a price equal to its net asset value per share (NAV) next computed after it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the portfolios must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day. The portfolios are open for business on the same days as the NYSE which is closed on weekends and certain holidays.

    Securities that are traded on foreign exchanges may trade on days when the NYSE is closed. Consequently, the value of a portfolio may change on days when you are unable to purchase or redeem shares.

    The portfolios calculate their NAVs by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The portfolios use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the portfolios. The portfolios may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable in their judgment. The portfolios value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The portfolios may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

    You may buy or sell shares of the portfolios through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the portfolios on time. Your financial intermediary may charge additional transaction fees for its services.

    Certain financial intermediaries have agreements with the portfolios that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the portfolios by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

     At the portfolios' discretion, you may pay for shares with securities instead of cash. In addition, the portfolios may pay all (up to $250,000)or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

     The portfolios will pay redemption proceeds within seven days after they receive a redemption request in proper form. To be in proper form, a written redemption request must include the following information:

     .    The name of the Sterling Partners' Portfolio;

     .    The account number;

     .    The account name(s);

     .    The address;

     .    The dollar amount or number of shares you wish to redeem; and

     . The signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

     The portfolios may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the portfolios may require a shareholder to furnish additional legal documents to insure proper authorization.

     If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Telephone Transactions

     The portfolios will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The portfolios will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the Sterling Partners' Portfolios

    Purchases

    At any time and without notice, the portfolios may:

    .     Stop offering shares;

    .     Reject any purchase order; or

    . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.)

    Redemptions

    At any time, the portfolios may change or eliminate any of the redemption methods described above, except redemption by mail. The portfolios may suspend your right to redeem if:

    .     Trading on the NYSE is restricted or halted; or

    . The Securities and Exchange Commission allows the portfolios to delay redemptions.

    Exchanges

    The portfolios may:

    . Modify or cancel the exchange program at any time on sixty (60) days' written notice to shareholders;

    .     Reject any request for an exchange; or

    . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

ACCOUNT POLICIES


SMALL ACCOUNTS
--------------------------------------------------------------------------------

    The portfolios may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. This provision does not apply:

    .     To retirement accounts and certain other accounts.

    . When the value of your account falls below the required minimum because of market fluctuations.

    The portfolios will notify you before liquidating your account and allow you sixty (60) days to increase the value of your account.


DISTRIBUTIONS
--------------------------------------------------------------------------------

    Normally, the portfolios distribute any net investment income quarterly.
    In addition, the portfolios distribute any net capital gains at least once a year. The portfolios will automatically reinvest dividends and distributions in additional shares of the portfolios, unless you elect on your account application to receive them in cash.


FEDERAL TAXES
--------------------------------------------------------------------------------

    The following is a summary of the federal income tax consequences of investing in the portfolios. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the portfolios.

Taxes on Distributions

    The distributions of the portfolios will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the portfolios will send you a statement showing the types and total amount of distributions you received during the previous year.

    You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided by taxable investors. Call [phone #] to find out when the portfolios expect to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

    When you exchange or redeem shares in either portfolio, you may generally recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares. You may also be subject to state and local taxes on an exchange or redemption.

    The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable, but they may be taxable in the future. You should consult your tax advisor regarding the rules governing your IRA or other tax-qualified plan.

Backup Withholding

    By law, the portfolios must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

PORTFOLIO DETAILS


PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS
--------------------------------------------------------------------------------

    This section briefly describes the principal investment strategies the portfolios may employ in seeking their objectives. For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on each portfolio's recent strategies and holdings in the annual/semi-annual report of the portfolios. As long as it is consistent with their objectives and other policies described in the SAI, each portfolio may change these strategies without shareholder approval.

In What Types of Securities do the Portfolios Invest?

    Small Cap Value Portfolio

    The Small Cap Value Portfolio normally seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations of $1 billion or less. The Adviser intends to fully invest the portfolio and normally expects that cash reserves will represent a relatively small percentage of the portfolio's assets (generally 10% or less). While the portfolio invests mainly in common stocks, it may also invest in other types of equity securities.

    Balanced Portfolio

    The Balanced Portfolio typically seeks to achieve its objective by investing approximately 60% of its assets in equity securities and 40% in debt securities and cash. The debt portion of the portfolio will primarily consist of investment-grade debt securities. The portfolio will invest at least 25% of its total assets in senior debt securities, including preferred stocks.

    While the portfolio may invest in equity securities of companies of any size, the majority of the stocks it owns will have a market capitalization over $500 million. The Adviser selects individual equity securities for the portfolio using the approach described below, which is designed to identify equities priced at a discount from the estimated value of their underlying businesses.

How Does the Adviser Select Securities for the Portfolios?

    Equity Securities

    The Adviser's stock selection process focuses on identifying securities that are priced below the estimated value of the underlying business. The Adviser approaches each investment as a businessman would approach a private transaction, which means that it examines all factors relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent. This "businessman's approach" is designed to produce a high quality portfolio.

    The Adviser's sell discipline is as important as its buy discipline. For every stock it buys, the Adviser defines in writing the reasons for owning it based on the fundamental factors noted above. The Adviser reviews any stock that underperforms its sector against a pre-written outline and sells those that fail to demonstrate fundamental progress in keeping with the original reasons for buying it.

    For the Balanced Portfolio, another important aspect of the Adviser's approach is an emphasis on diversification across a wide range of industries. The Adviser divides the S&P 500 into industry groupings, and uses the groupings as a comparison yardstick for the portfolio. The Adviser seeks a healthy representation within each sector because it believes this may allow it to control volatility within an acceptable range.

    Debt Securities

    The Adviser believes debt securities present the best source of income for the portfolio. The Adviser also views debt securities as opportunities for capital appreciation, sources of liquidity and a means to reduce overall portfolio volatility. The management of the debt segment of the portfolio consists of three important steps. First, the Adviser uses proprietary analytical tools to manage the interest rate risk of the portfolio. After arriving at an appropriate average maturity for the portfolio, the Adviser uses a "top down" approach to select the most attractively valued sectors for the debt securities. Finally, it analyzes the spectrum of the yield curve to identify the most desirable maturities at which to invest the portfolio. The Adviser's debt strategy emphasizes quality and capital preservation.

What are the Characteristics and Risks of the Securities in which the Portfolios Invest?

    Debt Securities

    A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The portfolio may invest in a variety of types of debt securities, including those issued by corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certificates of deposit.

    The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

    The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the price of the bond will go down, and vice versa). Some types of debt securities are more affected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mortgage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, changing its effective duration. The unexpected timing of mortgage-backed and asset-backed prepayments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

    The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

    A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

    Equity Securities

    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

    Equity securities may lose value because of factors affecting the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor performance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

    Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have narrower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

    Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the Adviser's assessment of a company is wrong, or if the market does not recognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------

    In addition to their principal investment strategies, the portfolios may use the investment strategies described below. They may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these and other investment practices and their risks, you should read the SAI.

American Depositary Receipts (ADRs)

    Each portfolio may each invest up to 20% of its total assets in ADRs. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

    Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions.

Derivatives

    Generally, a derivative is a financial transaction whose value is based on the value of an underlying asset, interest rate, exchange rate, stock index or other measures. Each portfolio may invest in futures and options to protect against a change in the price of an investment a portfolio owns or anticipates buying in the future (a practice known as hedging). A portfolio also may use futures and options to remain fully invested and to reduce transaction costs.

    Futures contracts are contracts that obligate the buyer to receive and the seller to deliver a security or money on a specified date. Options grant the right, but not the obligation, to buy or sell a specified amount of a security or other assets on or before a specified date at a predetermined price.

    Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the Adviser:

    . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

    .     Judges market conditions incorrectly.

    . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

    At times, the Adviser may decide to invest up to 100% of a portfolio's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The Adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The Adviser may temporarily adopt a defensive position to reduce changes in the value of the shares of a portfolio that may result from adverse market, economic, political or other developments.

    When the Adviser pursues a temporary defensive strategy, a portfolio may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent a portfolio from achieving its stated objectives.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

Investment Adviser

    Sterling Capital Management LLC (the "Adviser"), a North Carolina limited liability company located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202, is the investment adviser to each of the portfolios. The Adviser was organized by five key employees of Sterling Capital Management Company, the investment adviser to the predecessor funds. The Adviser manages and supervises the investment of each portfolio's assets on a discretionary basis, subject to oversight by the portfolios governing board. In addition to managing the predecessor funds, the Adviser has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970.

    Set forth in the table below are the management fees the predecessor funds paid to the Adviser during their most recent fiscal year, expressed as a percentage of average net assets. The portfolios pay the Adviser an identical management fee. In addition, the Adviser has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of some or all of the portfolios to the amounts listed in the table below. To maintain these expense limits, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolios. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time.

                       Small Cap Value      Balanced
                          Portfolio        Portfolio
    ------------------------------------------------
    Management Fee          0.75%            0.66%
    ------------------------------------------------
    Expense Limit           1.25%            1.11%


Portfolio Managers

    Teams of investment professionals of the Adviser are primarily responsible for the day-to-day management of the portfolios.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

    Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the portfolios or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

    For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the portfolios that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the portfolios. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the portfolios or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

    The portfolios may pay all or part of the fees paid to financial representatives. Periodically, the board of the portfolios reviews these arrangements to ensure that the fees paid are appropriate to the services performed. The portfolios do not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services, and in some cases, these payments may be significant.

    The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the portfolios.

    The Adviser may pay its affiliated companies for distribution and marketing services performed with respect to the portfolios.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the financial performance of the portfolios for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios assuming all dividends and distributions were reinvested. On [date], the Sterling Partners' Small Cap Value Portfolio acquired all of the assets of the UAM Funds Inc.'s Sterling Partners' Small Cap Value Portfolio and the Sterling Partners' Balanced Portfolio acquired all of the assets of the UAM Fund Inc.'s Sterling Partners' Balanced Portfolio. The information prior to that
    date relates the predecessor funds. [   ], an independent public accountant,
    has audited the predecessor information. The financial statements and the
    unqualified opinion of [   ] are included in the annual report of the
    portfolios, which is available upon request by calling the Fund at [phone
    #].

PORTFOLIO CODES

    The reference information below will be helpful to you when you contact the Sterling Partners' Portfolios to purchase or exchange shares, check daily NAVs or get additional information.

                                    Trading    CUSIP    Portfolio
                                     Symbol    Number    Number
    ----------------------------------------------------------------------
    Small Cap Value Portfolio         [ ]       [ ]       [ ]
    ----------------------------------------------------------------------
    Balanced Portfolio                [ ]       [ ]       [ ]

The Sterling Partners' Portfolios

    For investors who want more information about the portfolios, the following documents are available upon request.

Annual/Semi-Annual Reports

    The annual/semi-annual reports of the portfolios provide additional information about their investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the portfolios during the last fiscal year.

Statement of Additional Information

    The SAI contains additional detailed information about the portfolios and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

    Investors can receive free copies of the SAI, shareholder reports and other information about the Sterling Partners' Portfolios and can make shareholder inquiries by writing to or calling:

                         Sterling Partners' Portfolios
                                 PO Box 219009
                          Kansas City, MO 64121-9009
                                  (Toll free)
                               www.[website].com

    You can review and copy information about the portfolio (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

    The portfolios' Investment Company Act of 1940 file number is 811-6400.

Sterling Partners' Balanced Portfolio
Sterling Partners' Small Cap Value Portfolio

c/o The Advisors' Inner Circle Fund
PO Box [219009]
Kansas City, MO 64141-[9009]
(Toll free)

Statement of Additional Information
[February 28, 2001]

This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of the Portfolios dated [February 28, 2001], as supplemented from time to time. You may obtain a prospectus for the Portfolios by contacting The Advisors' Inner Circle Fund at the address listed above.


Table Of Contents

Glossary ..................................................................    1
Description of Permitted Investments ......................................    1
   What Investment Strategies May the Portfolios Use? .....................    1
   Debt Securities ........................................................    2
   Derivatives ............................................................    8
   Equity Securities ......................................................   16
   Foreign Securities .....................................................   17
   Investment Companies ...................................................   20
   Repurchase Agreements ..................................................   21
   Restricted Securities ..................................................   21
   Securities Lending .....................................................   21
   When Issued Transactions ...............................................   22
Investment Policies of the Portfolios .....................................   22
   Fundamental Policies ...................................................   22
   Non-Fundamental Policies ...............................................   24
Management Of The Fund ....................................................   25
Investment Advisory and Other Services ....................................   27
   Investment Adviser .....................................................   27
   Distributor ............................................................   29
   Administrator ..........................................................   29
   Custodian ..............................................................   30
   Transfer Agent .........................................................   31
   Independent Accountants ................................................   31
   Legal Counsel ..........................................................   31
   Codes of Ethics ........................................................   31
Brokerage Allocation and Other Practices ..................................   31
   Selection of Brokers ...................................................   31
   Simultaneous Transactions ..............................................   31
   Brokerage Commissions ..................................................   32
Capital Stock and Other Securities ........................................   32
   Description Of Shares And Voting Rights ................................   32
   Dividend and Distribution Options ......................................   32
   Shareholder Liability ..................................................   33
   Limitation of Trustees' Liability ......................................   33

Federal Taxes .............................................................   33
Purchase, Redemption and Pricing of Shares ................................   35
   Calculating NAV ........................................................   35
   Purchase of Shares .....................................................   35
   Redemption of Shares ...................................................   36
   Exchange Privilege .....................................................   38
   Transfer Of Shares .....................................................   38
Performance Calculations ..................................................   38
   Total Return ...........................................................   38
   Yield ..................................................................   39
   Comparisons ............................................................   39
Financial Statements ......................................................   40
Bond Ratings ..............................................................   40
   Moody's Investors Service, Inc. ........................................   40
   Standard & Poor's Ratings Services .....................................   43
   Fitch IBCA Ratings .....................................................   45


February [28], 2001
[Code]

THE ADVISORS' INNER CIRCLE FUND

This Statement of Additional Information (SAI) relates only to the Sterling Partners' Small Cap Value Portfolio and Sterling Partners' Balanced Portfolio (each a "Portfolio" and, together the "Portfolios"), each a diversified portfolio. The Portfolios were created in association with the reorganization of their predecessor funds, the UAM Funds Inc. Sterling Partners' Small Cap Portfolio and the Sterling Partners' Balanced Portfolio (each a "Predecessor Fund" and together the "Predecessor Funds") on [February __, 2001]. As a result of the reorganization, the Portfolios assumed all of the assets and liabilities of Predecessor Funds. Each Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest ("shares"). Each Portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." Investors should read the Portfolios' prospectus before purchasing shares.

Each Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Portfolios' expense ratios are disclosed in the prospectus.

GLOSSARY

All terms that this SAI does not otherwise define have the same meaning in the SAI as they do in the Portfolios' prospectus.

 .   1933 Act means the Securities Act of 1933, as amended.

 .   1934 Act means the Securities Exchange Act of 1934, as amended.

 .   1940 Act means the Investment Company Act of 1940, as amended.

 . Adviser means Sterling Asset Management LLC, the investment adviser to the Portfolios.

 .   Board Member refers to a single member of the Fund's Board of Trustees.

 .   Board refers to the Fund's Board of Trustees as a group.

 .   Fund refers to The Advisors' Inner Circle Fund.

 .   NAV is the net asset value per share of a portfolio.

 .   NYSE is the New York Stock Exchange.

 .   SEC is the Securities and Exchange Commission.

 .   Administrator is SEI Investments Mutual Funds Services, Inc.

 .   Distributor is SEI Distribution Co.

Capitalized terms not defined herein are defined in the Portfolios' prospectus.


DESCRIPTION OF PERMITTED INVESTMENTS

What Investment Strategies May the Portfolios Use?

The Portfolios currently intend to use the securities and investment strategies listed below in seeking their objectives; however, they may at any time invest in any of the investment strategies described in this SAI. This SAI describes each of these investments/strategies and their risks. A Portfolio may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the Portfolios. You can find more information concerning the limits on the ability of the Portfolios to use these investments in "What Are the Investment Policies of the Portfolios?"

Small Cap Value Portfolio                   Balanced Portfolio

 .        Equity securities.                 .        Equity securities.
 .        Short-term investments.            .        Debt securities.
 .        Futures.                           .        Futures.
 .        Options.                           .        Options.
 .        Investment companies.              .        Investment companies.
 .        Repurchase agreements.             .        Repurchase agreements.
 .        Restricted securities.             .        Restricted securities.
 .        Securities lending.                .        Securities lending.
 .        When issued securities.            .        When issued securities.

Debt Securities
---------------

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities:

U.S. Government Securities - U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally do not back agency securities. Agency securities are typically supported in one of three ways:

 .    by the right of the issuer to borrow from the U.S. Treasury;

 .    by the discretionary authority of the U.S. government to buy the obligations of the agency; or

 .    by the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of a portfolio.

Corporate Bonds - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Mortgage-Backed Securities - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Government National Mortgage Association (GNMA) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a portfolio's shares. To buy GNMA securities, a portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the Portfolios may lose if prepayment occurs.

Federal National Mortgage Association (FNMA) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation (FHLMC) - FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

Risks of Mortgage-Backed Securities - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences are mortgage-backed securities:

 .  payments of interest and principal are more frequent (usually monthly); and

 . falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected forcing a portfolio to reinvest the money at a lower interest rate.

In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Other Asset-Backed Securities - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Collateralized Mortgage Obligations (CMOs) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepay principal monthly. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Short-Term Investments - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, A portfolio may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

Bank Obligations - A portfolio will only invest in a security issued by a commercial bank if the bank:

 . has total assets of at least $1 billion, or the equivalent in other currencies;

 .  is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
   and

 . is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Portfolios may purchase.

Time Deposits - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. A portfolio may only purchase time deposits maturing from two business days through seven calendar days.

Certificates of Deposit - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

Banker's Acceptance - A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Commercial Paper - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

Stripped Mortgage-Backed Securities - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Yankee Bonds - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

Zero Coupon Bonds - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," A portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand:

Maturity - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by a portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

Duration - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

 .  Interest Rates

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

 .  Prepayment Risk

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a portfolio. If left unattended, drifts in the average maturity of a portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the Portfolio.

 .  Extension Risk

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

 .  Credit Rating

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Portfolios currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P") and Fitch IBCA. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a portfolio buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

Derivatives
-----------

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Investors can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the Portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives:

Futures - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more that the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain. The Portfolios will incur commission expenses in either opening, closing or possibly opening and closing futures positions.

Options - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

 .  Purchasing Put and Call Options

When a portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the "option premium"). A portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Portfolio would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by (i) allowing it to expire and losing its entire premium; (ii) exercising the option and either selling (in the case of a put option); (iii) buying (in the case of a call option) the underlying instrument at the strike price; or (iv) closing it out in the secondary market at its current price.

 .  Selling (Writing) Put and Call Options

When a portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the Portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A portfolio is permitted only to write covered options. A portfolio can cover a call option by owning, at the time of selling the option:

 . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

 . A call option on the same security or index with the same or lesser exercise price;

 . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

 . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

 . In case of an index, the portfolio of securities that corresponds to the index.

A portfolio can cover a put option by, at the time of selling the option:

 .  Entering into a short position in the underlying security;

 . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

 . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

 .  Maintaining the entire exercise price in liquid securities.

 .  Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

 .  Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. A portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Portfolio.

 .  Combined Positions

A portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts - A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

 . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

 . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts that are traded only on exchanges regulated by the CFTC.

 .  Do not require an initial margin deposit.

 . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

Foreign Currency Hedging Strategies - A "settlement hedge" or "transaction hedge" is designed to protect the Portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A portfolio may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the Portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Swaps, Caps, Collars and Floors
-------------------------------

Swap Agreements - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a portfolio and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Portfolio may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a portfolio's gains or losses. In order to reduce the risk associated with leveraging, a Portfolio will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If the Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

 .  Equity Swaps

In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Portfolio will be committed to pay.

 .  Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a portfolio could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a portfolio enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Portfolio may have to pay more money than it receives. Similarly, if the Portfolio enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Portfolio may receive less money than it has agreed to pay.

 .  Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A portfolio may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

Caps, Collars and Floors - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the Portfolio's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Portfolio to greater risks.

Correlation of Prices - A Portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the Portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Portfolio may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

 . current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

 . a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

 . differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments precisely over time.

Lack of Liquidity - Before a futures contract or option is exercised or expires, a Portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a Portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Portfolio may not be able to close out its position. In an illiquid market, the Portfolio may:

 .    have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

 .    have to purchase or sell the instrument underlying the contract;

 .    not be able to hedge its investments; and

 .    not be able realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

 .    an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

 .    unusual or unforeseen circumstances may interrupt normal operations of an exchange;

 .    the facilities of the exchange may not be adequate to handle current trading volume;

 .    equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

 .    investors may lose interest in a particular derivative or category of derivatives.

Management Risk - If the Adviser incorrectly predicts stock market and interest rate trends, a Portfolio may lose money by investing in derivatives. For example, if a Portfolio were to write a call option based on its Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

Volatility and Leverage - The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

 .    actual and anticipated changes in interest rates;

 .    fiscal and monetary policies; and

 .    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of the previous day's trading. Once the price of a derivative reaches this value, a Portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Portfolio and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Portfolio may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Equity Securities
-----------------

Types of Equity Securities:

Common Stocks - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

Preferred Stocks - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Convertible Securities - Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

Rights and Warrants - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities:

General Risks of Investing in Stocks - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

 .    Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

 .    Factors affecting an entire industry, such as increases in production costs; and

 .    Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small and Medium-Sized Companies - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Technology Companies - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

Foreign Securities
------------------

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Consistent with their respective investment strategies, the Portfolios can invest in foreign securities in a number of ways:

 .    They can invest directly in foreign securities denominated in a foreign currency;

 .    They can invest in American Depositary Receipts, European Depositary
     Receipts and other similar global instruments; and

 .    They can invest in investment funds.

Types of Foreign Securities:

American Depositary Receipts (ADRs) - American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

Investment Funds - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders that invest in such investment funds will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

 .    The economies of foreign countries may differ from the economy of the
     United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

 .    Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

 .    The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

 .    The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

 .    A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Portfolio's ability to invest in a particular country or make it very expensive for the Portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

Information and Supervision - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information +makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

Stock Exchange and Market Risk - The Adviser anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

 .    They are generally not as developed or efficient as, and more volatile, than those in the United States;

 .    They have substantially less volume;

 .    Their securities tend to be less liquid and to experience rapid and erratic price movements;

 .    Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

 .    Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

 .    They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign Currency Risk - While the Portfolios denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

 .    It may be expensive to convert foreign currencies into United States dollars and vice versa;

 .    Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

 .    Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

 .    There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

 .    Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

 .    The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Portfolio to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Portfolio receives from its investments. The Portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

Emerging Markets - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

 .   Have relatively unstable governments;

 . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

 .   Offer less protection of property rights than more developed countries; and

 . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro - The single currency for the European Economic and Monetary Union ("EMU"), began replacing the national currencies for participating member countries on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and re-denominating many investments, currency balances and transfer mechanisms into Euros. The Portfolios also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Portfolios expect the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

 . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

 . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

 .   How will existing currencies be exchanged into Euro?

 . Will suitable clearing and settlement payment systems for the new currency be created?

Investment Companies
--------------------

A Portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by a Portfolio. Like other shareholders, each Portfolio would pay its proportionate share of those fees. Consequently, shareholders of a Portfolio would pay not only the management fees of the Portfolio, but also the management fees of the investment company in which the Portfolio invests. A Portfolio may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

Repurchase Agreements
---------------------

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Portfolios normally use repurchase agreements to earn income on assets that are not invested.

When a Portfolio enters into a repurchase agreement it will:

 . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

 . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before a Portfolio can sell it and a Portfolio might incur expenses in enforcing its rights.

Restricted Securities
---------------------

The Portfolios may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by a Portfolio or less than what may be considered the fair value of such securities.

Securities Lending
------------------

A Portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When a Portfolio lends its securities, it will follow the following guidelines:

 . The borrower must provide collateral at least equal to the market value of the securities loaned;

 . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

 . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

 .   It must be able to terminate the loan at any time;

 . It must receive reasonable interest on the loan (which may include a Portfolio investing any cash collateral in interest bearing short-term investments); and

 .   It must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Portfolio lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Portfolio could:

 .    Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

 .    Experience delays in recovering its securities.

When Issued Transactions
------------------------

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Portfolio has committed to purchase before the securities are delivered, although a Portfolio may earn income on securities it has in a segregated account. A Portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Portfolio may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. A Portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

INVESTMENT POLICIES OF THE PORTFOLIOS

A Portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies
--------------------

The following investment limitations are fundamental, which means a Portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of a Portfolio, as defined by the 1940 Act.

Balanced Portfolio:

The Balanced Portfolio will not:

 .    With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any agency or instrumentality thereof).

 .    With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

 .    Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Portfolio's gross assets valued at the lower of market or cost.

 .    Invest for the purpose of exercising control over management of any company.

 .    Invest in commodities.

 .    Invest more than 25% of its assets in companies within a single industry;
     however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies a Portfolio adopts a temporary defensive position.

 .    Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than three years.

 .    Issue senior securities, as defined in the Investment Company Act of 1940, as amended, except that this restriction shall not be deemed to prohibit a Portfolio from (1) making any permitted borrowings, mortgages or pledges, or (2) entering into options, futures or repurchase transactions.

 .    Make loans except by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, or lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act and the rules and regulations or interpretations of the SEC.

 .    Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value.

 .    Purchase additional securities when borrowings exceed 5% of total gross assets.

 .    Purchase on margin or sell short.

 .    Purchase or retain securities of an issuer if those officers and Board members of the Fund or their investment Adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities.

 .    Purchase or sell real estate or real estate limited partnerships, although it may purchase or sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

 .    Underwrite the securities of other issuers or invest more than an aggregate of 10% of the net assets of the portfolio, determined at the time investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets, including repurchase agreements having maturities of more than seven days.

 .    Write or acquire options or interests in oil, gas or other mineral exploration or development programs.


Small Cap Value Portfolio:

The Small Cap Value Portfolio will not:

 .    With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any agency or instrumentality thereof).

 .    With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

 .    Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in
     no event, in excess of 133 1/3% of the Portfolio's gross assets valued at the lower of market or cost.

 . Invest for the purpose of exercising control over management of any company.

 .  Invest in commodities.

 .  Invest more than 25% of its assets in companies within a single industry;
   however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies a portfolio adopts a temporary defensive position.

 . Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than three years.

 . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (1) making any permitted borrowings, mortgages or pledges, or (2) entering into futures or repurchase transactions.

 . Make loans except by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, or lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act and the rules and regulations or interpretations of the SEC.

 . Pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

 . Purchase additional securities when borrowings exceed 5% of total gross assets.

 .  Purchase on margin or sell short.

 . Purchase or retain securities of an issuer if those officers and Board members of the Fund or its investment advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities.

 . Purchase or sell real estate or real estate limited partnerships, although it may purchase or sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

 . Underwrite the securities of other issuers or invest more than an aggregate of 10% of the net assets of the Portfolio, determined at the time investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets, including repurchase agreements having maturities of more than seven days.

 . Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Non-Fundamental Policies
------------------------

The following limitations are non-fundamental, which means a portfolio may change them without shareholder approval.

The Portfolios will not:

 . Invest in stock or bond futures and/or options on futures unless (1) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts; and (2) not more than 20% of the Portfolio's assets are invested in stock or bond futures and options on futures.

 .  Invest more than 20% of the Portfolio's assets in foreign securities.

In addition, the Adviser intends to limit the Balanced Portfolio's fixed income investments to investment grade securities; however, the Adviser reserves the right to retain securities which are rated Ba or B by Moody's or BB or

B by S&P if, in the Adviser's judgement, maintaining a position in the securities is warranted.

MANAGEMENT OF THE FUND

The Board supervises the management and affairs of the Fund under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Bishop Street Funds, Boston 1784 Funds(R), The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee**-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Fund, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27)-- Trustee**-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee**-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES R. FOGGO (DOB 06/30/64)-- President-- Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68)-- Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - Vice President and Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 -
2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

ROBERT J. DELLACROCE (DOB 12/17/63)-- Controller and Chief Financial Officer-- Director, Funds Administration and Accounting of the Administrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986 - 1994.

JOHN H. GRADY, JR. (DOB 06/01/61)-- Secretary-- 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Fund, SEI Investments, the Administrator and the Distributor.

RICHARD W. GRANT (DOB 10/25/45) - Assistant Secretary - 1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Fund, the Administrator and the Distributor.

JOHN M. FORD (DOB 09/11/69) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036, Associate since 1998, Morgan, Lewis & Bockius, LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund.

The following table exhibits expected Trustee compensation for the Fund's fiscal year ended October 31, 2000. Each of the Fund's separate series bears its proportionate share of the Trustees' compensation. Since the Sterling Partners' Portfolios were not a series of the Fund prior to the end of the most recently completed fiscal year, the Small Cap Value and balanced Portfolios did not contribute to the Trustee's compensation as detailed below.


------------------------------------------------------------------------------------------------------------------------------------

                        Aggregate
                        Compensation for the   Pension or Retirement      Estimated Annual     Total Compensation from the Fund
Name of Person          Fiscal Year Ended      Benefits Accrued as Part   Benefits Upon        Paid to Trustees for the Fiscal
                        10/31/00               of Fund Expenses           Retirement           Year Ended 10/31/00*
------------------------------------------------------------------------------------------------------------------------------------

John T. Cooney          [$9,571.48]            N/A                        N/A                  [$9,571.48] for service on one
                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

Robert Patterson        [$9,571.48]            N/A                        N/A                  [$9,571.48] for service on one
                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters        [$9,571.48]            N/A                        N/A                  [$9,571.48] for service on one
                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey         [$9,571.48]            N/A                        N/A                  [$9,571.48] for service on one
                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan      [$9,571.48]            N/A                        N/A                  [$9,571.48] for service on one
                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran        $0                     N/A                        N/A                  $0 for service on one board

------------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher        $0                     N/A                        N/A                  $0 for service on one board
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser
------------------

Sterling Asset Management LLC (the "Adviser"), a North Carolina corporation located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202, is the investment adviser to each of the Portfolios. The Adviser manages and supervises the investment of each Portfolio's assets on a discretionary basis.

The Adviser is a successor to Sterling Capital Management Company ("UAM Sterling"), a wholly-owned subsidiary of United Asset Management, Inc. ("UAM"). Mark Whalen, Dave Ralston, Ed Brea, Alex McAlister and Richard Walton, key employees of UAM Sterling, organized the Adviser to purchase and continue the investment advisory business of UAM Sterling. UAM Sterling was formed in 1970 and became a subsidiary of UAM in 1984. It served as investment adviser of the Predecessor Funds from their inception (March 15, 1991 with respect to the

Sterling Partners' Balanced Portfolio and January 2, 1997 with respect to the Sterling Partners' Small Cap Value Portfolio) until the sale to the Adviser.

The Adviser provides investment management services to a diversified group of clients including public investment pools, corporate, endowment, foundation and health care clients. Its investment products include small and large capitalization value equity, fixed income, and cash management. Currently, the Adviser has approximately $3.25 billion under management and thirty-three employees, including sixteen investment professionals. These investment professionals are between 34 and 46 years old, and the Adviser anticipates that this team will provide leadership for the Adviser for the future.

Investment Advisory Agreement
-----------------------------

This section summarizes some of the important provisions of the Investment Advisory Agreement. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

Service Performed by Adviser

The Adviser:

 .  Manages the investment and reinvestment of a Portfolio's assets;

 . Continuously reviews, supervises and administers the investment program of a Portfolio; and

 . Determines what portion of a Portfolio's assets will be invested in securities and what portion will consist of cash.

Limitation of Liability

In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties under the Investment Advisory Agreement or(2) reckless disregard by the Adviser of its obligations and duties under the Investment Advisory Agreement, the Adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

Continuing an Investment Advisory Agreement

The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

 .  Majority of those Board members who are not parties to the Investment
     Advisory Agreement or interested persons of any such party; and

 . a) majority of the Board members or b) a majority of the shareholders of the Portfolio.

Terminating an Investment Advisory Agreement

The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

 . A majority of the Portfolio's shareholders vote to do so or a majority of Fund's Trustees vote to do so; and

 . It gives the Adviser not less than 30 nor more than 60 days' written notice.

The Adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

For its services, each Portfolio pays its Adviser the following annual fees, which are expressed as a percentage of the average daily net assets of the Portfolio. Due to the effect of fee waivers by the Adviser, the actual percentage of average net assets that a Portfolio pays in any given year may be different from the rate set forth in its contract with the Adviser. For the last three fiscal years, the predecessor funds paid the following in management fees to the predecessor Adviser:


                                  Investment Advisory       Investment Advisory     Total Investment
                                       Fees Paid                Fees Waived          Advisory Fees
Small Cap Value Portfolio
2000                                      $  XXXXX               $  XXXXX               $  XXXXX
1999                                      $411,435               $104,588               $306,848
1998                                      $243,325                $73,508               $169,817
Balanced Portfolio
2000                                       $XXXXX                  XXXXX                 XXXXXX
1999                                      $558,088                $64,548               $523,540
1998                                      $608,044                  $0                  $608,044

DISTRIBUTOR

The Distributor and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

No compensation is paid to the Distributor for distribution services for the shares of the Portfolios.

ADMINISTRATOR

The Administrator provides the Portfolios with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which is calculated daily and paid monthly based on the respective Portfolio's asset level, at an annual rate of: [.15% on the first $50 million of average daily net assets; .125% on the next $50 million of average daily net assets; and .10% on average daily net assets over $100 million. However, each Portfolio pays a minimum annual administration fee of $80,000, which would be increased by $15,000 per additional class. Due to the minimum annual administration fee, the administration fee that a Portfolio pays will decline according to the administration fee schedule described above, only after a Portfolio's net asset level reaches $54 million.]

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to a Portfolio or the Fund, effective upon the liquidation of the Portfolios or the Fund, as the case may be.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares Inc., iShares Trust, Johnson Family Funds, Inc., The Millenium Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a "regulated investment company" ("RIC") under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For the last three fiscal years the Predecessor Funds paid the following in administration and sub-administration fees:


                                   Administrators Fee       Sub-Administrators Fee    Total Fee*
Small Cap Value Portfolio
2000                                     $  XXXX                    $  XXXX             $  XXXX
1999                                     $25,532                    $68,387             $93,919
1998                                     $15,483                    $66,555             $82,038
Balanced Portfolio
2000                                     $  XXXX                    $  XXXX            $   XXXX
1999                                     $56,040                    $81,638            $137,678
1998                                     $51,575                    $82,561            $134,136

* UAM Fund Services, Inc. ("UAMFSI") served as the administrator to the Predecessor Funds. The Administrator served as the sub-administrator to the Predecessor Funds.

CUSTODIAN

First Union National Bank, 125 South Broad Street, Philadelphia, PA 19109 (the "Custodian") acts as custodian for the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

TRANSFER AGENT

DST Systems, Inc., 330 W 9th Street, Kansas City, MO 64105 serves as the Portfolios' transfer agent.

INDEPENDENT ACCOUNTANTS

[To be filed by amendment] serves as independent accountant for the Portfolios.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP serves as legal counsel to the Fund.

CODES OF ETHICS

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Selection of Brokers

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. The Investment Agreement also directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The Adviser may select brokers based on research, statistical and pricing services they provide to the Adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the Adviser is required to perform under the Investment Advisory Agreement. In so doing, the Portfolio may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

Simultaneous Transactions

The Adviser makes investment decisions for each Portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The Adviser strives to allocate such transactions among its clients, including the Portfolios, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the Adviser.

Brokerage Commissions

Equity Securities
-----------------

Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities
---------------

Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Portfolio will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid
----------------

For the last three fiscal years, the predecessor portfolios paid the following in brokerage commissions:

                                                  Brokerage Commissions
Small Cap Value Portfolio
2000                                                     $  XXXXX
1999                                                     $134,535
1998                                                     $163,245
Balanced Portfolio
2000                                                     $  XXXXX
1999                                                     $134,507
1998                                                     $89,004


CAPITAL STOCK AND OTHER SECURITIES

Description of Shares and Voting Rights

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Dividend and Distribution Options

There are three ways for shareholders to receive dividends and capital gains:

 . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

 . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

 .   Income dividends and capital gains distributions are paid in cash.

The Fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Shareholder Liability

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Board, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

Limitation of Trustees' Liability

The Declaration of Trust provides that a Board Member shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Board Members and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Board Member against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

FEDERAL TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolios and their shareholders that is intended to supplement the discussion contained in the Portfolios' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisers with specific reference to their own tax situation, including their state, local, and foreign tax liabilities.

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that the Portfolio itself generally will be relieved of federal income and excise taxes. If a Portfolio were to fail to so qualify:
(1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

A Portfolio's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

In addition, to avoid federal excise taxes, the Internal Revenue Code requires each Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October

31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Each Portfolio receives income generally in the form of dividends and interest on investments. This income, less expenses incurred in the operation of a Portfolio, constitutes a Portfolio's net investment income from which dividends may be paid to you. Any distributions by a Portfolio from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Portfolio may derive capital gains and losses in connection with sales or other dispositions of its securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares in a Portfolio. Any net capital gains realized by a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on a Portfolio.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized by a Portfolio on the sale of debt securities are generally treated as ordinary losses by a Portfolio. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Portfolio's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Portfolio's ordinary income distributions to you, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

A Portfolio may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a Portfolio's total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through to you your pro rata share of foreign taxes paid by the Portfolio. It is not anticipated that any of the Portfolios will be eligible to make this election.

The Portfolio may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio and/or defer the Portfolio's ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Portfolio.

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, or exchange your Portfolio shares for shares of a different Advisors' Inner Circle Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Portfolio on those shares. All or a portion of any loss that your realize upon the redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Depending upon state and local law, distributions by a Portfolio to its shareholders and the ownership of such shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Portfolio. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculating NAV
---------------

The purchase and redemption price of the shares of a Portfolio is equal to the NAV of the Portfolio. The Fund calculates the NAV of a Portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

 .   Liabilities include accrued expenses and dividends payable; and

 . Total assets include the market value of the securities held by the Portfolio, plus cash and other assets plus income accrued but not yet received.

Each Portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets
-----------------------------

Equity Securities - Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The exchange rates used by the Fund for the conversion are captured as of the London close each day.

Debt and Fixed Income Securities - Debt and fixed income securities may be priced by independent, third party pricing agents. A list of third party pricing agents with whom the Fund has contracted may be found in the Fund's Pricing and Valuation Procedures. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund's administrator obtains a bid price form an independent broker who makes a market in the security. The values supplied by both the Fund's independent, third-party pricing agents and/or independent brokers are subject to procedures described in Section IV of the Fund's Pricing and Valuation Procedures. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair market value.

Other Assets and Fair Value Pricing - The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Fund's Fair Value Procedures established by the Board.

Purchase of Shares
------------------

Financial intermediaries may enter confirmed purchase orders for shares on behalf of their customers. To do so, the financial intermediary must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the Portfolio calculates its NAV on the following business day. Financial intermediaries are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Shareholders can buy full and fractional (calculated to three decimal places) shares of a Portfolio. The Fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Portfolio's shares.

In-Kind Purchases
-----------------

At its discretion, the Fund may permit shareholders to purchase shares of the Portfolio with securities, instead of cash. If the Fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Fund Values it Assets" at the next determination of net asset value after acceptance. The Fund will issue shares of the Portfolio at the NAV of the Portfolio determined as of the same time.

The Fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Fund will only accept in-kind purchases if the transaction meets the following conditions:

 .   The securities are eligible investments for the Portfolio;

 .   The securities have readily available market quotations;

 . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

 . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Portfolio and are delivered to the fund by the investor upon receipt from the issuer; and

 . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Portfolio cannot exceed 5% of the net assets of the Portfolio. This condition does not apply to U.S. government securities.

Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

Redemption of Shares
--------------------

When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the Portfolio.

By Mail - Requests to redeem shares must include:

 .   Share certificates, if issued;

 . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

 .   Any required signature guarantees (see "Signature Guarantees"); and

 . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone - Shareholders may not do the following by telephone:

 . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

 .   Redeem shares represented by a certificate.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. The Fund will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind
-------------------

If the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees
--------------------

The Fund requires signature guarantees for certain types of documents, including:

 .    Written requests for redemption;

 .    Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

 .    On all stock certificates tendered for redemption.

The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its transfer agent from fraud.

The Fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information
----------------------------

Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

When the Fund may suspend redemption privileges or postpone the date of payment:

 .    when the NYSE and custodian bank are closed;

 .    when trading on the NYSE is restricted;

 .    during any period when an emergency exists as defined by the rules of the
     SEC as a result of which it is not
     reasonably practicable for the Portfolio to dispose of securities owned by it, or to fairly determine the value of its assets; or

 .    for such other periods as the SEC may permit.

Exchange Privilege
------------------

The exchange privilege is only available with respect to Portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The shares of the Portfolios do not charge a sales commission or charge of any kind for exchanges.

Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

Transfer of Shares
------------------

Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

Each Portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. The performance is calculated separately for each Portfolio.

Total Return

Total return is the change in value of an investment in a Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

The fund calculates the average annual total return of a Portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis.


     The fund calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:

     P        =        a hypothetical initial payment of $1,000

     T        =        average annual total return

     n        =        number of years

     ERV      =        ending redeemable value of a hypothetical $1,000 payment
                       made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

Set forth in the table below are the predecessor portfolios' average annual returns for the one-year period and the five-year period ended October 31, 2000 and the shorter of the ten-year period ended October 30, 2000 or the period from a portfolio's inception date through October 31, 2000.


                                 One Year      Five Years    Since Inception       Inception Date
Small Cap Value Portfolio                         N/A              N/A                 1/2/97
Balanced Portfolio                                                                    3/15/91


Yield

Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period, include any fees charged to all shareholders during the base period.

     Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a        =        dividends and interest earned during the period

     b        =        expenses accrued for the period (net of reimbursements)

     c        =        the average daily number of shares outstanding during the
                       period that were entitled to receive income distributions

     d        =        the maximum offering price per share on the last day of
                       the period.

Comparisons

A portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices. This information may also be included in sales literature and advertising.

To help investors better evaluate how an investment in a portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of portfolio performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance, an investor should keep in mind:

 . that the composition of the investments in the reported indices and averages is not identical to the composition of investments in a portfolio;

 .  that the indices and averages are generally unmanaged; and

 . that the items included in the calculations of such averages may not be identical to the formula used by a portfolio to calculate its performance; and

 .  that shareholders cannot invest directly in such indices or averages.

In addition, there can be no assurance that a portfolio will continue this performance as compared to such other averages.

FINANCIAL STATEMENTS

The following documents are available for the Predecessor Funds and are included in their October 31, 2000 Annual Report:

 .  Financial  statements  for the fiscal  year ended  October  31,  2000.

 .  Financial highlights for the respective periods presented

 .  The report of [independent auditor].

Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Predecessor Funds' Annual Reports are incorporated by reference herein. Shareholders may get copies of the Portfolios' Annual Reports free of charge by calling the Portfolios at the telephone number appearing on the front page of this SAI.

BOND RATINGS

Moody's Investors Service, Inc.

Preferred Stock Ratings
-----------------------

     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that which is rated "baa" is considered to be a medium--grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+) or Moody's applies numerical modifiers 1, 2, and 3 in each minus (-) rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally
-----------------------------------------------

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.

          Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

 .  Leading market positions in well-established industries.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime      Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Rating Services

Long-Term Issue Credit Ratings
------------------------------

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

     AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC', `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC   An obligation rated `CC' is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to non-payment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Short-Term Issue Credit Ratings
-------------------------------

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks
-----------------------------------------

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

Fitch IBCA Ratings

International Long-Term Credit Ratings
--------------------------------------

     Investment Grade

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

               Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings
---------------------------------------

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D    Default. Denotes actual or imminent payment default.

Notes

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

"NR" indicates that Fitch IBCA does not rate the issuer or issue in question.


"Withdrawn": A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                          PART C:  OTHER INFORMATION
                        POST EFFECTIVE AMENDMENT NO. 41

Item 23.  Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 12, 1996.
(c)       Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 28 filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(8) Form of Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(d)(10) Form of Investment Advisory Agreement between Registrant and Sterling Capital Management, LLC is filed herewith.
(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is filed herewith.

(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(f)       Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.

          33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on February 27, 1997.
(g)(2) Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit G2 of Post-Effective Amendment No. 39 filed on February 25, 2000.
(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(10) Form of Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, and National Financial Services Inc. Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33- 42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is filed herewith.
(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is filed herewith.
(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio will be filed by later amendment.

(i)           Not Applicable.
(j)           Not Applicable.
(k)           Not Applicable.
(l)           Not Applicable.

(m) Distribution Plan for The Advisors' Inner Circle Fund is filed herewith.

(n)           Not Applicable.
(o) Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit (p)(11) of The Arbor Fund's Post-Effective Amendment no. 28 on

              Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment no. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(4) Clarion CRA Securities, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(6) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Instititutional Managed Trust's Post-Effective Amendment no. 33 on Form N-1A (File No. 33-
              9504) filed with the Securities and Exchange Commission on July 3, 2000.
(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(9) Sterling Capital Management Company Code of Ethics is filed herewith.
(q)           Powers of Attorney for John T. Cooney, William M. Doran, Robert A.
              Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, James R. Foggo and Robert J. DellaCroce are filed herewith.


Item 24.  Persons Controlled by or under Common Control with Registrant

          See Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 25.  Indemnification:

              Article VIII of the Agreement and Declaration of Trust filed as Exhibit a to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the

Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

          Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK Asset Management, Inc.
-------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

---------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                       Connection with Other
Investment Adviser                                                                   Company
---------------------------------------------------------------------------------------------------------------------
Jeffrey Theodore Harris,                          --                                           --
Managing Director (Fixed
Income)
---------------------------------------------------------------------------------------------------------------------
Joseph Edward Kutzel,                             --                                           --
Managing Director
(Marketing)
---------------------------------------------------------------------------------------------------------------------
Michael Pendergast, Managing                      --                                           --
Director, Senior Equity
Manager
---------------------------------------------------------------------------------------------------------------------
Gregory Walter Lobo,                              --                                           --
Managing Director, Senior
Fixed Income Manager
---------------------------------------------------------------------------------------------------------------------
Arthur Ettore Coia, II,
Managing Director, Mid Cap
Equity Manager
---------------------------------------------------------------------------------------------------------------------

AIG Capital Management Corp.
---------------------------
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

---------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                       Connection with Other
Investment Adviser                                                                   Company
---------------------------------------------------------------------------------------------------------------------
William Naughton Dooley,                 American International Group, Inc.          Senior Vice President of
Director                                                                             Financial Services
                                         AIG Global Investment Corp                  Director
                                         (Europe) Ltd.
---------------------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director               American International Group, Inc.          Chief Financial Officer of
                                                                                     Financial Services Division
---------------------------------------------------------------------------------------------------------------------
Carol A. McFate, Director                American International Group, Inc.          Treasurer, Assistant Treasurer
                                                                                     (6/98), Director of Financial
                                                                                     Services (12/98)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and             AIG Global Investment Corp.                 Director, Chairman, CEO, CIO
Chairman, CIO                            AIG Asset Management, Ltd.                  Director
                                         AIG Global Investment Group, Inc.           Director
                                         AIG International Group, Inc.               Senior Vice President, Chief
                                                                                     Investment Officer
                                         AIG Global Investment Corp,                 Director
                                         (Europe), Ltd.
---------------------------------------------------------------------------------------------------------------------
Helen Stefanis, Director,                American International Group, Inc.          Director of Structured Finance
President                                                                            and Investments
                                         AIG Capital Corp.                           Vice President
                                         AIG Equity Sales Corp.                      Reg. Rep., Director and
                                                                                     President
---------------------------------------------------------------------------------------------------------------------
John Howard Blevins, Vice                AIG Global Investment Corp.                 Vice President, Director of
President, Director of                                                               Compliance
Compliance
---------------------------------------------------------------------------------------------------------------------
Neil Friedman, Vice President,           American International Group, Inc.          Various Comptrollership
Comptroller                                                                          Positions
---------------------------------------------------------------------------------------------------------------------
David Hartman, General                   American International Group, Inc.          Associate General Counsel
Counsel
---------------------------------------------------------------------------------------------------------------------
George Coheleach, Vice                              --                                         --
President, Senior Portfolio
Manager
---------------------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice                  AIG Capital Corp.                           Vice President
President, Portfolio Manager
---------------------------------------------------------------------------------------------------------------------

First Manhattan Co.
------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

---------------------------------------------------------------------------------------------------------------------
Name and Position with                     Name of Other Company                     Connection with Other
Investment Adviser                                                                   Company
---------------------------------------------------------------------------------------------------------------------
David Sanford Gottesman.                            --                                         --
General Partner
---------------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General                          --                                         --
Partner
---------------------------------------------------------------------------------------------------------------------
Arthur Stanley Zankel, General                      --                                         --
Partner
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Allan Howard Glick, General                   --                     --
 Partner
------------------------------------------------------------------------------
Bernard C. Groveman, General                  --                     --
 Partner
------------------------------------------------------------------------------
Charles M. Rosenthal, General                 --                     --
 Partner
------------------------------------------------------------------------------
David M. Manischewitz,                        --                     --
 General Partner
------------------------------------------------------------------------------
Arthur Joel Stainman, General                 --                     --
 Partner
------------------------------------------------------------------------------
John R. Loomis, General                       --                     --
 Partner
------------------------------------------------------------------------------
Michael P. Helmick, General                   --                     --
 Partner
------------------------------------------------------------------------------
Robert W. Gottesman, General                  --                     --
 Partner
------------------------------------------------------------------------------
A. Byron Nimocks, III, General                --                     --
 Partner
------------------------------------------------------------------------------
Neal K. Stearns, General                      --                     --
 Partner, General Counsel
------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General                --                     --
 Partner
------------------------------------------------------------------------------
Richard A. Pearl, General                     --                     --
 Partner
------------------------------------------------------------------------------
Keith B. Josephson, General                   --                     --
 Partner
------------------------------------------------------------------------------
William F. Guardenier, General                --                     --
 Partner
------------------------------------------------------------------------------
Todd W. Green, General                        --                     --
 Partner
------------------------------------------------------------------------------
Samuel Flug Colin, General                    --                     --
 Partner
------------------------------------------------------------------------------
Fred Abrams, Limited Partner                  --                     --
------------------------------------------------------------------------------

------------------------------------------------------------------------------
John J. Caffrey, Managing                     --                     --
 Director
------------------------------------------------------------------------------
Bertram J. Cohn, Managing                     --                     --
 Director
------------------------------------------------------------------------------
Margaret DeVito, Money                        --                     --
 Manager
------------------------------------------------------------------------------
John P. Hecht, Limited Partner                --                     --
------------------------------------------------------------------------------
Edward I Lefferman, Managing                  --                     --
 Director
------------------------------------------------------------------------------
John P. Lipari, Money Manager                 --                     --
------------------------------------------------------------------------------
Ralph P. Marash, Managing                     --                     --
 Director
------------------------------------------------------------------------------
William K. McElroy, Managing                  --                     --
 Director
------------------------------------------------------------------------------
Harry L. Schick, Limited                      --                     --
 Partner
------------------------------------------------------------------------------
William Wolff, Managing                       --                     --
 Director
------------------------------------------------------------------------------
Allen S. Zwickler, Managing                   --                     --
 Director
------------------------------------------------------------------------------
Alan H. Sive, Managing                        --                     --
 Director
------------------------------------------------------------------------------
Steven J. Rothenberg, Money                   --                     --
 Manager
------------------------------------------------------------------------------
Jack H. Varon, Managing                       --                     --
 Director
------------------------------------------------------------------------------
Dennis A. Baum, Managing                      --                     --
 Director
------------------------------------------------------------------------------
Christopher H. Wolters,                       --                     --
 Managing Director
------------------------------------------------------------------------------

Clarion CRA Securities, L.P.
----------------------------
Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.

------------------------------------------------------------------------------------------
Name and Position with            Name of Other Company          Connection with Other
Investment Adviser                                               Company
------------------------------------------------------------------------------------------
Thomas Ritson Ferguson, III,                  --                         --
 Managing Director
------------------------------------------------------------------------------------------
Jarrett Burt Kling, Managing                  --                         --
 Director
------------------------------------------------------------------------------------------
Kenneth Dale Campbell, Co-        CRA Real Estate Securities,    Managing Director (11/98)
 Chief Investment Officer         Inc.
------------------------------------------------------------------------------------------
John Alexander Weisz,             Clarion Partners, LLC          President
 President
------------------------------------------------------------------------------------------
Stephen Joel Furnary, Chairman    Clarion Partners, LLC          Chairman
------------------------------------------------------------------------------------------
Charles Grossman, Executive       Clarion Partners, LLC          Executive Vice President
 Vice President
------------------------------------------------------------------------------------------
Arnoldus Wilhelm Veenhuysen,      Clarion Partners, LLC          Managing Director
 Managing Director
------------------------------------------------------------------------------------------
Sherry Lyn Rexford, Director      Campbell-Radnor Advisors,      Vice President (11/98)
                                  Inc.
------------------------------------------------------------------------------------------

MDL Capital Management, Inc.
----------------------------
MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.

-----------------------------------------------------------------------------------------------
Name and Position with             Name of Other Company        Connection with Other
 Investment Adviser                                             Company
-----------------------------------------------------------------------------------------------
Mark D. Lay, Chief Executive                 --                               --
 Officer
-----------------------------------------------------------------------------------------------
Steven P. Sanders, President       Sanders Financial            Chief Executive Officer (12/98)
-----------------------------------------------------------------------------------------------
Joseph L. Watkins, Executive       Kinslor Inc.                 President
 Officer
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Charles A. Gomulka, Director       RRZ Investment Management,   President
                                   Inc.
                                   Russel, Rea & Zappala, Inc.  President, Accountant
                                   Generation Development       Secretary, Treasurer
                                   Russel, Rea, Zappala &       Vice President
                                   Gomulka
                                   RR&Z Public Markets, Inc.    President, Chief Executive
                                                                Officer
-----------------------------------------------------------------------------------------------
Edward A. Adatepe, Portfolio                --                               --
 Manager
-----------------------------------------------------------------------------------------------
Charles R. Zappala, Shareholder    RRZ Investment Management,   Vice President, Director
                                   Inc.
                                   Russel, Rea & Zappala, Inc.  President, Director
                                   RR&Z Realty Investments      Vice President, Director
                                   Russel, Rea, Zappala &       Treasurer, Shareholder
                                   Gomulka
                                   RR&Z Public Markets, Inc.    Vice Chairman
                                   RR&Z Capital Group           Secretary, Director
-----------------------------------------------------------------------------------------------
Tracey M. Gist, Vice President              --                               --
 of Operations
-----------------------------------------------------------------------------------------------

LSV Asset Management Company
----------------------------
LSV Asset Management Company is an investment investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 181 West Madison Avenue, Chicago, Illinois 60602. LSV Asset Management Company is an investment adviser registered under the Advisers Act.

---------------------------------------------------------------------------------------
Name and Position with              Name of Other Company     Connection with Other
 Investment Adviser                                           Company
---------------------------------------------------------------------------------------
Lakonishok Corporation,                      --                     --
 General Partner
---------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner             --                     --
---------------------------------------------------------------------------------------
Shleifer Corporation, General                --                     --
 Partner
---------------------------------------------------------------------------------------

GLB Fund Management, Inc.
-------------------------
GLB Fund Management, Inc. is the investment adviser to the GLB New Opportunity Growth Fund. The principal address of GLB Fund Management, Inc., is 510 King Street, Suite 315A, Alexandria, VA 22314.

-----------------------------------------------------------------------------------------------
Name and Position with       Name of Other Company                 Connection with Other
Investment Adviser                                                 Company
-----------------------------------------------------------------------------------------------
Robert Francis Black,        Goodwyn, Long & Black Investment      President
Chief Investment Officer     Management, Inc.
                             Mercury Capital Management, LLC       Manager, Co-Owner
-----------------------------------------------------------------------------------------------
Patrick Matthew Walsh,       Goodwyn, Long & Black Investment      Treasurer, Director of
                             Management, Inc.                      Operations
                             Mercury Capital Management, LLC       Director, Co-Owner
-----------------------------------------------------------------------------------------------
Robert Eugene Long,          Goodwyn, Long & Black Investment      Vice President
 Chief Executive Officer     Management, Inc.
                             Emerald City Radio Partners, Inc.     Chief Executive Officer
                             Goodwyn, Long Investment              Chairman (1/99)
                             Management, Inc.
                             Business News Network, Inc.           President, Chief Executive
                                                                   Officer (6/98)
-----------------------------------------------------------------------------------------------
Wilfred Lacy Goodwyn,        Goodwyn, Long & Black Investment      Chairman
 Director                    Management, Inc.
                             Goodwyn, Long Investment              President (1/99)
                             Management, Inc.
-----------------------------------------------------------------------------------------------

Sterling Capital Management LLC
-------------------------------

Sterling Capital Management LLC is the investment adviser to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio. The principal address of Sterling Capital Management LLC, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.

Name and Position with              Name of Other Company     Connection with Other
 Investment Adviser                                           Company
-----------------------------------------------------------------------------------------------
Mark Whitaker Whalen,
 President and Director                       --                          --
-----------------------------------------------------------------------------------------------
David Michael Ralston,
 Ex. Vice President and
 Director                                     --                          --
-----------------------------------------------------------------------------------------------
Alexander Worth McAlister,
 Sr. Vice President                           --                          --
-----------------------------------------------------------------------------------------------
Mary Dupere Chaney,
 Vice President and
 Treasurer, Secretary (98)                    --                          --
-----------------------------------------------------------------------------------------------
Mary Weeks Fountain,
 Vice President/Fixed
 Income Portfolio Mgr.                        --                          --
-----------------------------------------------------------------------------------------------
James Finrey Easterlin
 Sr. Vice President/Equity          Legg Mason                Vice President/Equity Analyst
 Portfolio Mgr.                                               (1/98)
-----------------------------------------------------------------------------------------------
Eduardo Alejandro Brea,
 Sr. Vice President/Equity
 Portfolio Mgr.                               --                          --
-----------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                   July 15, 1982
SEI Liquid Asset Trust                   November 29, 1982
SEI Tax Exempt Trust                     December 3, 1982
SEI Index Funds                          July 10, 1985
SEI Institutional Managed Trust          January 22, 1987
SEI Institutional International Trust    August 30, 1988
The Pillar Funds                         February 28, 1992
CUFUND                                   May 1, 1992
STI Classic Funds                        May 29, 1992
First American Funds, Inc.               November 1, 1992
First American Investment Funds, Inc.    November 1, 1992
The Arbor Fund                           January 28, 1993
Boston 1784 Funds                        June 1, 1993
The PBHG Funds, Inc.                     July 16, 1993
The Achievement Funds Trust              December 27, 1994
Bishop Street Funds                      January 27, 1995
STI Classic Variable Trust               August 18, 1995
ARK Funds                                November 1, 1995
Huntington Funds                         January 11, 1996
SEI Asset Allocation Trust               April 1, 1996
TIP Funds                                April 28, 1996
SEI Institutional Investments Trust      June 14, 1996
First American Strategy Funds, Inc.      October 1, 1996
HighMark Funds                           February 15, 1997
Armada Funds                             March 8, 1997
PBHG Insurance Series Fund, Inc.         April 1, 1997
The Expedition Funds                     June 9, 1997
Alpha Select Funds                       January 1, 1998
Oak Associates Funds                     February 27, 1998
The Nevis Fund, Inc.                     June 29, 1998
CNI Charter Funds                        April 1, 1999
The Armada Advantage Fund                May 1, 1999
Amerindo Funds Inc.                      July 13, 1999
Huntington VA Funds                      October 15, 1999
Friends Ivory Funds                      December 16, 1999
iShares, Inc.                            January 28, 2000
SEI Insurance Products Trust             March 29, 2000
iShares Trust                            April 25, 2000
Pitcairn Funds                           August 1, 2000
First Omaha Funds, Inc.                  October 1, 2000
JohnsonFamily Funds, Inc.                November 1, 2000
Millennium Funds                         November 1, 2000

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                 Positions and Offices
Name                       with Underwriter                                    with Registrant
----                       ----------------                                    ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                --
Richard B. Lieb            Director, Executive Vice President                          --
Carmen V. Romeo            Director                                                    --
Mark J. Held               President & Chief Operating Officer                         --
Dennis J. McGonigle        Executive Vice President                                    --
Robert M. Silvestri        Chief Financial Officer & Treasurer                         --
Todd Cipperman             Senior Vice President & General Counsel                     --
Leo J. Dolan, Jr.          Senior Vice President                                       --
Carl A. Guarino            Senior Vice President                                       --
Jack May                   Senior Vice President                                       --
Hartland J. McKeown        Senior Vice President                                       --
Kevin P. Robins            Senior Vice President                                       --
Patrick K. Walsh           Senior Vice President                                       --
Wayne M. Withrow           Senior Vice President                                       --
Robert Aller               Vice President                                              --
John D. Anderson           Vice President & Managing Director                          --
Timothy D. Barto           Vice President & Assistant Secretary                 Vice President &
                                                                              Assistant Secretary
Robert Crudup              Vice President & Managing Director                          --
Richard A. Deak            Vice President & Assistant Secretary                        --
Scott W. Dellorfano        Vice President & Managing Director                          --
Barbara Doyne              Vice President                                              --
Jeff Drennen               Vice President                                              --
Scott C. Fanatico          Vice President & Managing Director                          --
Vic Galef                  Vice President & Managing Director                          --
Steven A. Gardner          Vice President & Managing Director                          --
Lydia A. Gavalis           Vice President & Assistant Secretary                  Vice President &

                                                                                 Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                        --
Kathy Heilig               Vice President                                              --
Jeff Jacobs                Vice President                                              --
Samuel King                Vice President                                              --
John Kirk                  Vice President & Managing Director                          --
Kim Kirk                   Vice President & Managing Director                          --
John Krzeminski            Vice President & Managing Director                          --
Alan H. Lauder             Vice President                                              --
Paul Lonergan              Vice President & Managing Director                          --
Ellen Marquis              Vice President & Managing Director                          --
Christine M. McCullough    Vice President & Assistant Secretary                    Vice President &
                                                                                 Assistant Secretary
Carolyn McLaurin           Vice President & Managing Director                          --
Mark Nagle                 Vice President                                              --
Joanne Nelson              Vice President                                              --
Cynthia M. Parrish         Vice President & Secretary                                  --
Rob Redican                Vice President                                              --
Maria Rinehart             Vice President                                              --
Steve Smith                Vice President                                              --
Daniel Spaventa            Vice President                                              --
Kathryn L. Stanton         Vice President                                              --
Lori L. White              Vice President & Assistant Secretary                        --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                    Vice President &
                                                                                 Assistant Secretary

Item 28.  Location of Accounts and Records:

   Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

   (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
   (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

        First Union National Bank
        125 Broad Street
        Philadelphia, PA 19109

   (b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
   (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

        SEI Investments Mutual Funds Services
        Oaks, PA 19456

   (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's
   Advisers:

        HGK Asset Management, Inc.
        Newport Tower
        525 Washington Blvd.
        Jersey City, NJ 07310

        AIG Capital Management Corp.
        70 Pine Street
        20th Floor
        New York, NY  10270

        First Manhattan Co.
        437 Madison Avenue
        New York, NY  10022-7022

        CRA Real Estate Securities L.P.
        Suite 205
        259 North Radnor-Chester Road
        Radnor, PA 19087

        MDL Capital Management, Inc.
        225 Ross Street
        Pittsburgh, PA 15222

        LSV Asset Management Company
        200 W. Madison Street, 27/th/ Floor
        Chicago, Illinois 60606

        GLB Fund Management, Inc.
        510 King Street, Suite 315A
        Alexandria, VA 22314

        Sterling Capital Management LLC
        One First Union Center
        301 S. College Street, Suite 3200
        Charlotte, NC 28202

Item 29.  Management Services: None.

Item 30.  Undertakings: None.

                                    NOTICE

     A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 13th day of December, 2000.

                                       THE ADVISORS' INNER CIRCLE FUND

                                       By:  /s/ James R. Foggo
                                          -------------------------------------
                                          James R. Foggo, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *                  Trustee                  December 13, 2000
-------------------------------
John T. Cooney

              *                  Trustee                  December 13, 2000
-------------------------------
William M. Doran

              *                  Trustee                  December 13, 2000
-------------------------------
Robert A. Nesher

              *                  Trustee                  December 13, 2000
-------------------------------
Robert A. Patterson

              *                  Trustee                  December 13, 2000
-------------------------------
Eugene Peters

              *                  Trustee                  December 13, 2000
-------------------------------
George J. Sullivan, Jr.

              *                  Trustee                  December 13, 2000
-------------------------------
James M. Storey

/s/ James R. Foggo               President                December 13, 2000
-------------------------------
James R. Foggo

/s/ Robert J. DellaCroce         Controller &             December 13, 2000
-------------------------------
                                 Chief Financial Officer

*By:  /s/ James R. Foggo
      -------------------------
      James R. Foggo
      Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No. and Description

EX-99.A1          Registrant's Agreement and Declaration of Trust dated July
                  18, 1991, as originally filed with the SEC on August 29,
                  1991, is incorporated herein by reference to Post-Effective
                  Amendment No. 32 to Registrant's Registration Statement
                  on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27,
                  1998.
EX-99.A2          Registrant's Amendment to the Agreement and Declaration
                  of Trust dated December 2, 1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to
                  Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on December 13,  1996.
EX-99.A3          Registrant's Amendment to the Agreement and Declaration
                  of Trust dated February 18, 1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to
                  Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on February 27, 1997.
EX-99.B1          Registrant's By-Laws are incorporated herein by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
EX-99.B2          Registrant's Amended and Restated By-Laws are
                  incorporated herein by reference to Post-Effective
                  Amendment No. 27 to Registrant's Registration Statement
                  on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 12,
                  1996.
EX-99.C           Not Applicable.
EX-99.D1          Investment Advisory Agreement between Registrant and
                  HGK Asset Management, Inc. with respect to HGK Fixed
                  Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-
                  Effective Amendment No. 24 filed on February 28, 1996.
EX-99.D2          Investment Advisory Agreement between Registrant and
                  AIG Capital Management Corp. with respect to AIG
                  Money Market Fund originally filed with Post-Effective
                  Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on September 19,

Exhibit No. and Description
---------------------------

                  1994 is incorporated herein by reference to Post-Effective Amendment No. 28 filed February 27, 1997.
EX-99.D3          Investment Advisory Agreement between Registrant and
                  First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.D4          Investment Advisory Agreement between Registrant and
                  CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.D5          Investment Advisory Agreement between Registrant and
                  MDL Capital Management, Inc. with respect to the MDL
                  Broad Market Fixed Income Portfolio and the MDL Large
                  Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.D6          Investment Advisory Agreement between Registrant and
                  SAGE Global Funds, LLC with respect to the SAGE
                  Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.D7          Investment Sub-Advisory Agreement between SAGE
                  Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.D8          Form of Investment Advisory Agreement between
                  Registrant and LSV Asset Management Company is incorporated herein by reference to Post-Effective

Exhibit No. and Description
---------------------------

                  Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.D9          Amended and Restated Schedule to the Investment
                  Advisory Agreement dated May 3, 1995 between
                  Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.D10         Form of Investment Advisory Agreement between Registrant and
                  Sterling Partners Capital Management LLC is filed herewith.

EX-99.D11         Investment Advisory Agreement between the Registrant
                  and GLB Fund Management, Inc. is filed herewith.

EX-99.E1          Amended and Restated Distribution Agreement between
                  Registrant and SEI Financial Services Company dated
                  August 8, 1994 as originally filed with Post-Effective
                  Amendment No. 17 to Registrant's Registration Statement
                  on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is
                  incorporated herein by reference to Post-Effective
                  Amendment No. 24 filed on February 28, 1996.
EX-99.E2          Distribution Agreement between Registrant and CCM
                  Securities, Inc. dated February 28, 1997 is incorporated
                  herein by reference to Post-Effective Amendment No. 30 to
                  Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on June 30, 1997.
EX-99.E3          Amended and Restated Sub-Distribution and Servicing
                  Agreement between SEI Investments Company and AIG
                  Equity Sales Corporation is incorporated herein by
                  reference to Post-Effective Amendment No. 32 to
                  Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on February 27, 1998.
EX-99.F           Not Applicable.
EX-99.G1          Custodian Agreement between Registrant and CoreStates
                  Bank N.A. originally filed Pre-Effective Amendment No. 1

Exhibit No. and Description
---------------------------

                  to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on February 27, 1997.
EX-99.G2 Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment
                  No. 39 filed on February 25, 2000.
EX-99.H1 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
                  Growth Stock Fund, Pin Oak Aggressive Stock Fund,
                  Roulston Midwest Growth Fund, Roulston Growth and
                  Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small
                  Cap Fund, Turner Growth Equity Fund, Morgan Grenfell
                  Fixed Income Fund, Morgan Grenfell Municipal Bond
                  Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.H2          Schedule dated November 11, 1996 to Administration
                  Agreement dated November 14, 1991 as Amended and
                  Restated May 17, 1994 adding the CRA Realty Shares
                  Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.H4          Schedule to Amended and Restated Administration
                  Agreement dated May 8, 1995 to the Administration
                  Agreement dated November 14, 1991 as Amended and

Exhibit No. and Description
---------------------------

                  Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H6          Schedule to the Amended and Restated Administration
                  Agreement adding the MDL Broad Market Fixed Income
                  Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to Post-Effective
                  Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27,
                  1998.
EX-99.H7          Schedule to the Amended and Restated Administration
                  Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27,
                  1998.
EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between The Advisors' Inner
                  Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H9 Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27,
                  1998.

Exhibit No. and Description
---------------------------

EX-99.H10         Form of Shareholder Servicing Agreement for AIG Money
                  Market Fund is incorporated herein by reference to Post-
                  Effective Amendment No. 32 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with
                  the Securities and Exchange Commission on February 27,
                  1998.
EX-99.H11         Transfer Agency Agreement dated November 30, 1994 is
                  incorporated herein by reference to Post-Effective
                  Amendment No. 32 to Registrant's Registration Statement
                  on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27,
                  1998.
EX-99.H12         Amendment dated August 17, 1998 to the Schedule dated
                  May 8, 1995 to the Administration Agreement dated
                  November 14, 1991 as amended and restated May 17, 1994
                  between Registrant and SEI Financial Management
                  Corporation is incorporated herein by reference to Post-
                  Effective Amendment No. 34 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with
                  the Securities and Exchange Commission on December 29,
                  1998.
EX-99.H13         Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to Post-Effective Amendment No. 34 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
EX-99.H14         Amended Schedule dated March 15, 1999 to the
                  Administration Agreement dated November 14, 1991 as
                  amended and restated May 17, 1994, relating to LSV Value
                  Equity Fund, between Registrant and SEI Fund Resources
                  is incorporated by reference to exhibit (h)(14) of Post-
                  Effective Amendment No. 39 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with
                  the Securities and Exchange Commission on February 25,
                  2000.
EX-99.H15         Amended Schedule dated August 15, 1999 to the
                  Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed
                  Income Fund, HGK Equity Value Fund and HGK Mid Cap
                  Value Fund, between Registrant and SEI Investments

Exhibit No. and Description
---------------------------

                  Mutual Funds Services is incorporated by reference to
                  exhibit (h)(15) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on February 25, 2000.
EX-99.H16         Administration Agreement dated August 20, 1999 between
                  Registrant, LSV Asset Management and Fidelity Brokerage
                  Services, Inc. and National Financial Services Corporation
                  is incorporated by reference to exhibit (h)(16) of Post-
                  Effective Amendment No. 39 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with
                  the Securities and Exchange Commission on February 25,
                  2000.
EX-99.H17         Amended Schedule dated December 1, 1999 to the
                  Administration Agreement dated November 14, 1991 as
                  amended and restated May 17, 1994, relating CRA Realty
                  Shares Portfolio, between Registrant and SEI Fund
                  Resources is incorporated by reference to exhibit (h)(17) of
                  Post-Effective Amendment No. 39 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484),
                  filed with the Securities and Exchange Commission on
                  February 25, 2000.
EX-99.H18         Amendment dated August 18, 1999 to the Operating
                  Agreement dated January 5, 1996, relating to LSV Value
                  Equity Fund, between the Registrant, LSV Asset
                  Mangement and Charles Schwab & Co, Inc. is incorporated
                  by reference to exhibit (h)(15) of Post-Effective
                  Amendment No. 39 to Registrant's Registration Statement
                  on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 25,
                  2000.
EX-99.H19         Schedule dated May 19, 2000 to the Administration
                  Agreement dated November 14, 1991 between the
                  Registrant and SEI Investments Mutual Funds Services
                  relating to the AIG Money Market Fund  is incorporated
                  herein by reference to exhibit (h)(19) of thRegistrant's
                  Post-Effective Amendment no. 40 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange
                  Commission on July 17, 2000.
EX-99.H20         Schedule dated May 22, 2000 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI

Exhibit No. and Description
---------------------------

                  Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.H21         Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is filed herewith.

EX-99.H22         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB
                  Aggressive Growth Fund is filed herewith.

EX-99.H23         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the
                  Sterling Partners' Balanced Portfolio and Sterling Partners'
                  Small Cap Value Portfolio will be filed by later amendment.


EX-99.I           Not Applicable.
EX-99.J           Not Applicable.
EX-99.K           Not Applicable.
EX-99.L           Not Applicable.

EX-99.M Distribution Plan for The Advisors' Inner Circle Fund is filed herewith.

EX-99.N           Not Applicable.
EX-99.O           Rule 18f-3 Plan dated May 15, 1995, as originally filed June
                  1, 1995, is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 32 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27, 1998.

EX-99.P1 SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit (p)(11) of The Arbor Fund's Post-Effective Amendment no. 28 on FormN-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

Exhibit No. and Description
---------------------------


EX-99.P2 The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment no. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P3 AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment no. 40 on Form N-
                  1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on July 17, 2000.
EX-99.P4 Clarion CRA Securities, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment no. 40 on Form N-
                  1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on July 17, 2000.
EX-99.P5 First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment no. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P6 HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment no. 40 on Form N-
                  1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on July 17, 2000.
EX-99.P7 LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Instititutional Managed Trust's Post-Effective Amendment no. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
EX-99.P8 MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment no. 40 on Form N-
                  1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on July 17, 2000.

EX-99.P9 Sterling Capital Management LLC Code of Ethics is filed herewith.
EX-99.Q Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, James R. Foggo and Robert J. DellaCroce are filed herewith.

Exhibit No. and Description
---------------------------

                                     C-31